Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes

7.Income Taxes

The provision for income taxes is as follows:

For the years ended December 31	2015	2014	2013

Current Tax
Canada	$(25)	$249	$(152)
United States	(17)	(21)	(64)
Other Countries	8	15	25
Total Current Tax Expense (Recovery)	(34)	243	(191)

Deferred Tax
Canada	(316)	713	(106)
United States	(2,495)	246	52
Other Countries	-	1	(3)
Total Deferred Tax Expense (Recovery)	(2,811)	960	(57)
Income Tax Expense (Recovery)	$(2,845)	$1,203	$(248)

The following table reconciles income taxes calculated at the Canadian statutory rate with the actual income taxes:

For the years ended December 31	2015	2014	2013

Net Earnings (Loss) Before Income Tax
Canada	$(2,014)	$3,744	$(316)
United States	(6,963)	665	46
Other Countries	967	220	258
Total Net Earnings (Loss) Before Income Tax	(8,010)	4,629	(12)
Canadian Statutory Rate	26.4%	25.7%	25.1%
Expected Income Tax	(2,115)	1,190	(3)
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	(776)	7	(42)
Effect of legislative changes	(11)	-	(70)
Non-taxable capital (gains) losses	132	64	48
Tax differences on divestitures and transactions	(8)	8	(28)
Partnership tax allocations in excess of funding	(21)	(53)	(41)
Amounts in respect of prior periods	(8)	(19)	(103)
Other	(38)	6	(9)
	$(2,845)	$1,203	$(248)
Effective Tax Rate	35.5%	26.0%	2066.7%

The net deferred income tax asset (liability) consists of:

As at December 31	2015	2014

Deferred Income Tax Assets
Property, plant and equipment	$226	$217
Compensation plans	72	91
Interest and other deferred deductions	224	59
Unrealized foreign exchange losses	36	-
Non-capital and net capital losses carried forward	1,009	492
Alternative minimum tax and foreign tax credits	208	205
Less valuation allowance	(12)	(12)
Other	99	72

Deferred Income Tax Liabilities
Property, plant and equipment	(660)	(2,485)
Risk management	(122)	(226)
Unrealized foreign exchange gains	-	(48)
Other	(23)	(26)
Net Deferred Income Tax Asset (Liability)	$1,057	$(1,661)

The net deferred income tax asset (liability) for the following jurisdictions is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2015	2014 (1)

Deferred Income Tax Assets
Canada	$411	$178
United States	670	28
	1,081	206

Deferred Income Tax Liabilities
Canada	(24)	(22)
United States	-	(1,845)
	(24)	(1,867)
Net Deferred Income Tax Asset (Liability)	$1,057	$(1,661)

(1)   2014 has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

Tax pools, loss carryforwards, charitable donations and tax credits that can be utilized in future years are as follows:

		Expiration
As at December 31	2015	Date

Canada
Tax pools	$1,458	Indefinite
Net capital losses	129	Indefinite
Non-capital losses	84	2027 - 2035
Charitable donations	1	2020

United States
Tax basis	$5,195	Indefinite
Non-capital losses (Federal)	2,659	2031 - 2035
Interest and other deferred deductions	619	Indefinite
Charitable donations	10	2018 - 2019
Alternative minimum tax credits	10	Indefinite
Foreign tax credits (net of valuation allowance)	186	2021 - 2025

As at December 31, 2015, approximately $2.2 billion of Encana’s unremitted earnings from its foreign subsidiaries were considered to be permanently reinvested outside of Canada and, accordingly, Encana has not recognized a deferred tax liability for Canadian income taxes in respect of such earnings.  If such earnings were to be remitted to Canada, Encana may be subject to Canadian income taxes and foreign withholding taxes.  However, determination of any potential amount of unrecognized deferred income tax liabilities is not practicable.

The following table presents changes in the balance of Encana’s unrecognized tax benefits excluding interest:

For the years ended December 31	2015	2014

Balance, Beginning of Year	$(382)	$(119)
Additions for tax positions taken in the current year	-	(289)
Additions for tax positions of prior years	(6)	(1)
Reductions for tax positions of prior years	1	2
Lapse of statute of limitations	4	-
Settlements	5	2
Foreign currency translation	61	23
Balance, End of Year	$(317)	$(382)

The unrecognized tax benefit is reflected in the Consolidated Balance Sheet as follows:

For the years ended December 31	2015	2014

Income tax receivable	$(61)	$(36)
Other liabilities and provisions (See Note 14)	(189)	(279)
Deferred income tax asset (1)	(67)	(67)
Balance, End of Year	$(317)	$(382)

(1)   The 2014 deferred income tax asset balance has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

If recognized, all of Encana’s unrecognized tax benefits as at December 31, 2015 would affect Encana’s effective income tax rate.  Encana does not anticipate that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Encana recognizes interest accrued in respect of unrecognized tax benefits in interest expense.  During 2015, Encana recognized $2 million (2014 – expense of $1 million; 2013 – recovery of $6 million) in interest expense.  As at December 31, 2015, Encana had a liability of $3 million (2014 – $2 million) for interest accrued in respect of unrecognized tax benefits.

Included below is a summary of the tax years, by jurisdiction, that remain subject to examination by the taxation authorities.

Jurisdiction	Taxation Year

Canada - Federal	2006	-	2015
Canada - Provincial	2006	-	2015
United States - Federal	2011	-	2015
United States - State	2010	-	2015
Other	2015

Encana and its subsidiaries file income tax returns primarily in Canada and the United States.  Issues in dispute  for audited years and audits for subsequent years are ongoing and in various stages of completion.